SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	NOTE 13: SUBSEQUENT EVENTS
On February 10, 2025, the U.S. administration signed an order to implement 25% tariffs on all steel and aluminum imports. This order becomes effective on March 12, 2025. The Company
considers these events as subsequent non-adjusting events.
Although neither the Company’s performance and going
concern nor operations, at the date of authorization of issuance of these consolidated financial statements, have been
significantly impacted by the above, the Company continues to monitor the evolving situation and its impact on its financial position and operations. It may also impact certain of the
Company's estimates. The imposition of tariffs may in the short term result in higher steel prices; it is uncertain to which extent the European Union, Canada or other countries or regions may announce retaliatory protectionist measures (as it was the case in 2018) as a result of these tariffs and what may be the
outcome of ongoing bilateral negotiations between the U.S. and certain other countries. In 2018 the impact of tariffs was largely mitigated with the resulting increase in selling prices and
customer agreements to bear part of the cost. Export sales of steel products from the Company to the U.S. market
represented 6.7 billion in 2024 of which third party sales are largely high added-value products.